RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 14:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.
The Company entered into a number of agreements for the purchase of infrastructure, construction and services from C. Mer Industries Ltd ("C. Mer"), a publicly traded company in Israel (TASE). The Company's controlling shareholder, Fimi Opportunity Funds, holds approximately 30% of C. Mer's share capital.

b.	Transactions with the related party:

	Year ended December 31,
	2016	2015	2014

Cost of revenues of products	$10,978	$2,915	$4,876

c.	Balances with the related party:

	December 31,
	2016	2015

Accrued expenses	$3,080	$339

Trade payables	$5,022	$1,170